Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of accrued expenses and other payables
	As of December 31,
	2018	2019
	$	$

Payroll and welfare payable	3,606	4,918
VAT, and other taxes payable	2,551	489
Payables for office supply and utilities	547	437
Payables for purchase of property and equipment	50	49
Professional service fees	3,347	1,414
Payables for share purchase consideration	5,821	10,000
Payables for Samsung arbitration compensation	2,767	4,356
Interest and penalty payable	-	3,178
Advance from customers	-	4,076
Payables to an agent	-	3,571
Others	308	41
	18,997	32,529